SEGMENT INFORMATION - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT INFORMATION
Revenues	¥ 2,495,322		¥ 4,142,862	¥ 6,250,109
Cost of revenues	1,837,543		3,339,746	4,944,467
Gross profit	657,779	$ 92,646	803,116	1,305,642
Smart Wearable Devices
SEGMENT INFORMATION
Revenues	644,879		1,697,053	3,340,857
Cost of revenues	576,130		1,394,460	2,754,086
Gross profit	68,749		302,593	586,771
Self-branded products and others
SEGMENT INFORMATION
Revenues	1,850,443		2,445,809	2,909,252
Cost of revenues	1,261,413		1,945,286	2,190,381
Gross profit	¥ 589,030		¥ 500,523	¥ 718,871